Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity grants have historically been made at the Compensation Committee’s February meeting. The Company does not currently grant stock options and there is no policy or practice on the timing of awards of options in relation to the disclosure of material non-public information.
Award Timing Method	Equity grants have historically been made at the Compensation Committee’s February meeting. The Company does not currently grant stock options and there is no policy or practice on the timing of awards of options in relation to the disclosure of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity grants have historically been made at the Compensation Committee’s February meeting. The Company does not currently grant stock options and there is no policy or practice on the timing of awards of options in relation to the disclosure of material non-public information.
MNPI Disclosure Timed for Compensation Value	false